Cover Page	Jul. 31, 2020	May 05, 2020
Cover [Abstract]
Entity Central Index Key		0001506293
Amendment Flag		false
Document Type	8-K
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	Pinterest, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38872
Entity Tax Identification Number	26-3607129
Entity Address, Address Line One	505 Brannan Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	762-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value
Trading Symbol	PINS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false